MassMutual Global Floating Rate Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.1%

COMMON STOCK — 1.1%
Communications — 0.3%
Media — 0.3%
Learfield Communications, Inc. (a)	9,599	$410,356
Telecommunications — 0.0%
Vantiva SA (a) (b)	88,751	11,441
		421,797
Consumer, Cyclical — 0.1%
Entertainment — 0.0%
Technicolor Creative Studios SA (a)	36,506	65,754
Home Furnishing — 0.1%
Serta Simmons, Inc. (a)	22,009	129,303
		195,057
Consumer, Non-cyclical — 0.4%
Food — 0.3%
CTI Foods Holding Co., LLC (a) (c) (d)	4,657	500,069
Health Care – Services — 0.1%
Don Jersey Topco Ltd. (Acquired 8/03/20-6/23/23, Cost $234,326) (a) (c) (d) (e)	353,106	157,530
		657,599
Energy — 0.3%
Oil & Gas Services — 0.3%
KCA Deutag International Ltd. (a)	7,834	524,095
Financial — 0.0%
Diversified Financial Services — 0.0%
Campfire Topco, Ltd. (a) (c) (d)	1,484,798	—
Travelex Topco Ltd. (a) (c) (d)	3,524	—
		—
Investment Companies — 0.0%
Jubilee Topco Ltd. (a) (c) (d)	689,952	—
		—
Industrial — 0.0%
Transportation — 0.0%
Bahia De Las Isletas SL, Class A2 (a) (c) (d)	688	—

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bahia De Las Isletas SL, Class A3 (a) (c) (d)	98	$—
Bahia De Las Isletas SL, Class B2 (a) (c) (d)	876	—
Bahia De Las Isletas SL, Class B3 (a) (c) (d)	125	—
		—

TOTAL COMMON STOCK (Cost $1,904,409)		1,798,548

TOTAL EQUITIES (Cost $1,904,409)		1,798,548

	Principal Amount
BONDS & NOTES — 90.5%
BANK LOANS — 85.3%
Advertising — 1.0%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.145% VRN 8/21/26	$740,009	731,374
Summer (BC) Holdco B SARL, USD Term Loan B1, 3 mo. USD Term SOFR + 5.000%
10.629% VRN 12/04/26	994,819	980,891
		1,712,265
Aerospace & Defense — 0.2%
TransDigm, Inc., 2023 Term Loan I, 3 mo. USD Term SOFR + 3.250%
8.598% VRN 8/24/28	353,736	355,063
Airlines — 2.3%
Air Canada, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.139% VRN 8/11/28	515,157	515,960
American Airlines, Inc.
2023 Term Loan B, 3 mo. USD Term SOFR + 2.750%
8.598% VRN 2/15/28	874,776	873,027
2021 Term Loan, 3 mo. USD Term SOFR + 4.750%
10.427% VRN 4/20/28	911,722	935,372
Kestrel Bidco, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.455% VRN 12/11/26	496,412	494,938
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 4/21/28	928,106	930,167
		3,749,464
Apparel — 0.4%
Crocs, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.498% VRN 2/20/29	495,397	496,700
Samsonite International SA, 2023 Term Loan, 1 mo. USD Term SOFR + 2.750%
8.106% VRN 6/21/30	237,926	237,926
		734,626

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Parts & Equipment — 0.5%
DexKo Global, Inc.
2021 EUR German Term Loan,
0.000% 10/04/28 EUR (f) (g)	$303,819	$325,758
2021 EUR Term Loan B,
0.000% 10/04/28 EUR (f) (g)	446,181	478,401
		804,159
Banks — 0.4%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.500%
12.176% VRN 8/02/29	250,358	240,031
AqGen Island Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 8/02/28	483,764	482,071
		722,102
Beverages — 0.2%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
8.860% VRN 3/31/28	366,354	362,507
Biotechnology — 0.7%
Advanz Pharma Corp., 2021 EUR Term Loan B, 1 mo. EUR EURIBOR + 4.500%
8.343% VRN 6/01/28 EUR (f)	1,000,000	1,105,562
Building Materials — 0.9%
CP Atlas Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.206% VRN 11/23/27	230,827	226,633
Emrld Borrower LP, Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.356% VRN 5/31/30	444,048	445,327
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, 3 mo. EUR EURIBOR + 4.175%
8.100% VRN 4/12/28 EUR (f)	853,470	825,169
		1,497,129
Chemicals — 3.2%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.317% VRN 8/27/26	232,868	223,379
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
9.360% VRN 12/29/27	520,192	416,934
Cyanco Intermediate 2 Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.750%
10.106% VRN 7/10/28	740,857	742,095
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EUR EURIBOR + 0.100%
4.102% VRN 12/30/27 EUR (f)	239,421	26,431
EUR PIK Holdco Term Loan, 3 mo. EUR EURIBOR + 0.100%
4.102% VRN 12/30/27 EUR (f)	179,536	141,052
EUR Opco Term Loan, 3 mo. EUR EURIBOR + 4.250%
8.252% VRN 12/31/26 EUR (f)	700	707
INEOS Quattro Holdings UK Ltd, 2023 EUR 1st Lien Term Loan B, 1 mo. EUR EURIBOR + 4.500%
8.343% VRN 4/02/29 EUR (f)	500,000	540,936
LSF11 A5 Holdco LLC, Term Loan, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 10/15/28	677,967	678,394
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
8.956% VRN 9/30/28	371,021	366,383

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Olympus Water US Holding Corp., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.360% VRN 11/09/28	$913,380	$910,585
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.807% VRN 4/23/29	779,102	743,396
Polar US Borrower LLC, 2018 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
10.244% VRN 10/15/25	464,853	314,705
Starfruit Finco BV, 2023 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.441% VRN 4/03/28	217,566	218,055
		5,323,052
Commercial Services — 8.4%
APX Group, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%, 3 mo. U.S. (Fed) Prime Rate + 3.250%
8.924% - 11.750% VRN 7/10/28	704,370	703,820
BCP V Modular Services Holdings IV Ltd., EUR Term Loan B, 3 mo. EUR EURIBOR + 4.425%
8.350% VRN 12/15/28 EUR (f)	1,000,000	1,052,208
CoreLogic, Inc.
Term Loan, 1 mo. USD Term SOFR + 3.500%
8.856% VRN 6/02/28	308,747	299,680
2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.500%
11.856% VRN 6/04/29	532,670	474,412
Eagle Bidco Ltd., 2021 GBP Term Loan B, 1 mo. SONIA + 4.750%
9.969% VRN 3/20/28 GBP (f)	500,000	604,560
Ensono LP, 2021 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.470% VRN 5/26/28	384,763	369,853
Fugue Finance BV, 2023 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.250%
8.205% VRN 1/31/28 EUR (f)	1,000,000	1,106,368
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EUR EURIBOR + 4.750%
8.813% VRN 4/25/29 EUR (f)	2,000,000	2,198,428
Mavis Tire Express Services Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.470% VRN 5/04/28	744,275	744,699
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
10.507% VRN 4/11/29	993,758	905,562
OMNIA Partners LLC, Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.628% VRN 7/25/30	252,899	254,323
PECF USS Intermediate Holding III Corp., Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.985% VRN 12/15/28	672,024	520,678
Prometric Holdings, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
10.720% VRN 1/31/28	907,153	904,604
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 12/17/27	465,931	406,059
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 12/17/27	297,406	259,189
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.625% VRN 3/04/28	645,026	564,630
Techem Verwaltungsgesellschaft 675 GmbH, EUR Term Loan B4, 6 mo. EUR EURIBOR + 2.375%
6.275% VRN 7/15/25 EUR (f)	1,000,000	1,101,941

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EUR EURIBOR + 3.000%
6.925% VRN 3/27/28 EUR (f)	$1,375,000	$1,503,966
		13,974,980
Computers — 2.1%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.000%
10.645% VRN 7/27/28	669,642	470,423
McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.193% VRN 3/01/29	764,499	759,247
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.206% VRN 2/01/28	704,775	705,656
SITEL Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 8/28/28	1,042,384	998,604
Vision Solutions, Inc.
2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
9.640% VRN 4/24/28	341,113	337,361
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.250%
12.890% VRN 4/23/29	270,186	245,588
		3,516,879
Cosmetics & Personal Care — 0.4%
Journey Personal Care Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%
9.720% VRN 3/01/28	734,589	722,960
Distribution & Wholesale — 0.3%
Fluid-Flow Products, Inc., Term Loan, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 3/31/28	466,236	466,003
Diversified Financial Services — 2.1%
Advisor Group, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.500%
9.856% VRN 8/17/28	294,310	294,940
AllSpring Buyer LLC, Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.887% VRN 11/01/28	297,226	295,600
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.750%
8.146% VRN 10/22/26	1,120,911	1,121,999
Flint Group Midco Ltd., EUR Super Senior Term Loan, 3 mo. EUR EURIBOR + 8.000%
12.002% VRN 6/30/26 EUR (f)	335,910	373,301
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362%
5.774% VRN 12/31/27	1,071,290	776,685
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362%
5.774% VRN 12/31/27	1,428,623	142,862
VFH Parent LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.456% VRN 1/13/29	502,796	503,173
		3,508,560
Electric — 1.0%
Arvos BidCo SARL
EUR 1st Lien Term Loan B1, 3 mo. EUR EURIBOR + 5.500%
9.455% VRN 8/29/24 EUR (f)	897,001	366,391
USD 1st Lien Term Loan B2, 3 mo. USD Term SOFR + 5.500%
10.860% VRN 8/29/24	127,854	47,732

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
USD 1st Lien Term Loan B1, 3 mo. USD Term SOFR + 5.762%
11.122% VRN 8/29/24	$127,854	$47,732
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.606% VRN 7/31/30	460,356	460,010
Edgewater Generation LLC, Term Loan, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 12/13/25	572,532	560,973
EFS Cogen Holdings I LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.110% VRN 10/01/27	143,377	142,982
		1,625,820
Electrical Components & Equipment — 0.6%
CEP IV Investment 16 SARL, EUR Term Loan B, 3 mo. EUR EURIBOR + 4.750%
8.714% VRN 10/03/26 EUR (f)	500,000	488,299
SGB-SMIT Management GmbH, EUR Term Loan B, 1 mo. EUR EURIBOR + 4.000%
7.843% VRN 4/18/28 EUR (f)	460,618	490,280
		978,579
Engineering & Construction — 0.7%
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 3/31/28	713,446	705,804
USIC Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
9.110% VRN 5/12/28	432,797	428,686
		1,134,490
Entertainment — 3.6%
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.927% VRN 10/02/28	744,304	703,650
International Park Holdings BV, 2023 EUR Term Loan B, 1 mo. EUR EURIBOR + 4.500%
8.333% VRN 12/14/26 EUR (f)	500,000	551,285
Motion Finco SARL, EUR Term Loan B, 3 mo. EUR EURIBOR + 3.000%
6.925% VRN 11/12/26 EUR (f)	1,000,000	1,096,013
Scientific Games Holdings LP, 2022 USD Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.664% VRN 4/04/29	980,237	979,747
Technicolor Creative Studios
2023 EUR PIK New Money Tranche, 1 yr. EUR EURIBOR + 0.500%
4.054% VRN 7/31/26 EUR (f)	115,320	108,212
2023 EUR PIK New Money Tranche A2 Undrawn, 1 yr. EUR EURIBOR + 0.500%
4.054% VRN 7/31/26 EUR (f)	105,348	98,854
2023 EUR PIK Reinstated Term Loan B, 1 yr. EUR EURIBOR + 0.500%
4.054% VRN 9/15/26 EUR (f)	610,076	264,683
2023 EUR PIK Incremental New Money Term Loan, 3 mo. EUR EURIBOR
4.172% VRN 7/31/26 EUR (f)	57,426	58,324
2023 EUR PIK Term Loan, 3 mo. EUR EURIBOR + 5.000%
5.844% VRN 8/06/33 EUR (c) (d) (f)	246,435	—
Vue International Bidco PLC
2023 EUR PIK Term Loan, 6 mo. EUR EURIBOR + 2.000%
6.130% VRN 12/31/27 EUR (f)	721,757	258,158

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2022 EUR Term Loan, 6 mo. EUR EURIBOR + 8.000%
12.130% VRN 6/30/27 EUR (f)	$145,796	$156,525
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 5/18/25	1,193,349	1,195,592
WMG Acquisition Corp., 2021 Term Loan G, 1 mo. USD Term SOFR + 2.125%
7.481% VRN 1/20/28	518,991	518,882
		5,989,925
Environmental Controls — 0.7%
Gopher Resource LLC, 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%
8.720% VRN 3/06/25	1,039,557	883,333
Madison IAQ LLC, Term Loan, 1 mo. USD Term SOFR + 3.250%
8.721% VRN 6/21/28	304,443	303,058
		1,186,391
Food — 1.4%
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000%
9.356% VRN 6/09/28	300,754	269,677
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 12/08/28	491,201	491,201
CTI Foods Holding Co. LLC
First Out Term Loan, 3 mo. USD Term SOFR + 7.000%
12.861% VRN 5/03/24	307,549	307,448
Second Out Term Loan, 3 mo. USD Term SOFR + 9.000%
14.861% VRN 5/03/24	204,041	193,771
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EUR EURIBOR + 2.125%
6.097% VRN 1/29/27 EUR (f)	1,000,000	1,090,979
		2,353,076
Health Care – Products — 2.6%
Auris Luxembourg III SARL, EUR Term Loan B1A, 6 mo. EUR EURIBOR + 4.000%
8.026% VRN 2/27/26 EUR (f)	1,000,000	1,081,463
Embecta Corp., Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.356% VRN 3/30/29	361,260	354,136
Lifescan Global Corp., 2023 Term Loan, 3 mo. USD Term SOFR + 6.500%
11.975% VRN 12/31/26	922,541	683,834
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 10/23/28	2,206,885	2,215,844
		4,335,277
Health Care – Services — 6.4%
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000%
12.538% VRN 12/10/29	1,497,326	1,093,048
Heartland Dental LLC, 2023 Term Loan B,
0.000% 4/28/28 (g)	498,747	496,956
ICON Luxembourg SARL, LUX Term Loan, 3 mo. USD Term SOFR + 2.250%
7.860% VRN 7/03/28	517,981	519,436
LifePoint Health, Inc., 2023 Term Loan B,
11.168% 11/16/28	1,515,152	1,508,713

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
8.706% VRN 11/01/28	$10,103	$9,400
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.000%
12.456% VRN 11/01/29	294,737	247,211
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.250%
8.860% VRN 3/12/28	992,366	895,303
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
10.706% VRN 2/23/29	820,265	749,690
Parexel International Corp., 2021 1st Lien Term Loan,
0.000% 11/15/28 (g)	786,202	790,329
Radiology Partners, Inc., 2018 1st Lien Term Loan B (Acquired 1/11/22, Cost $1,740,887), 1 mo. USD Term SOFR + 4.250%
10.179% VRN 7/09/25 (e)	1,746,310	1,403,596
Select Medical Corp., 2023 Term Loan B1, 1 mo. USD Term SOFR + 3.000%
8.356% VRN 3/06/27	995,000	994,065
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.250%
10.633% VRN 3/02/27	520,357	393,910
Tunstall Group Holdings Ltd.
2023 EUR Reinstated Term Loan B (Acquired 11/30/23, Cost $331,663), 6 mo. EUR EURIBOR + 0.100%
4.126% VRN 12/20/27 EUR (c) (d) (e) (f)	333,601	331,451
2023 EUR Super Senior Term Loan (Acquired 11/30/23, Cost $112,583), 6 mo. EUR EURIBOR + 3.000%
7.026% VRN 12/18/26 EUR (c) (d) (e) (f)	108,692	112,791
US Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.707% VRN 10/01/28	615,801	561,235
US Radiology Specialists, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 5.250%
10.748% VRN 12/15/27	524,384	518,264
		10,625,398
Holding Company – Diversified — 0.7%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 9.250%
14.619% VRN 10/01/27	1,037,939	882,248
Hilding Anders International AB
2022 EUR PIK Reorg Holdco, 3 mo. EUR EURIBOR
0.000% VRN2/28/27 EUR (c) (d) (f)	390,485	—
2022 EUR PIK Reorg Opco Term Loan (Acquired 10/04/22-10/30/23, Cost $324,928), 6 mo. EUR EURIBOR + 5.000%
9.105% VRN 2/28/26 EUR (e) (f)	408,069	147,535
2023 EUR New Money Facility (Acquired 9/29/23, Cost $58,670), 1 mo. EUR EURIBOR + 10.000%, VRN, 6 mo. EUR EURIBOR + 10.000%
14.105% VRN 1/31/26 EUR (e) (f)	56,092	58,826
		1,088,609
Home Furnishing — 0.3%
Mattress Firm, Inc., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
9.860% VRN 9/25/28	461,914	457,212

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.2%
Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.500%
8.880% VRN 2/26/29	$291,584	$290,053
Insurance — 2.7%
AmWINS Group, Inc., 2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 2/19/28	270,492	270,957
AssuredPartners, Inc., 2020 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 2/12/27	992,248	993,866
Asurion LLC
2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250%
8.713% VRN 12/23/26	829,968	827,204
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
10.720% VRN 1/20/29	1,551,724	1,459,102
Hub International Ltd., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.610% VRN 6/20/30	224,157	225,002
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.106% VRN 2/24/28	748,116	749,881
		4,526,012
Internet — 2.4%
Endure Digital, Inc., Term Loan, 6 mo. USD Term SOFR + 3.500%
9.422% VRN 2/10/28	188,403	183,870
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.698% VRN 8/19/28	751,360	747,603
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.250%
8.175% VRN 4/03/28 EUR (f)	877,500	931,178
MH Sub I LLC
2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.606% VRN 5/03/28	497,500	488,311
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.250%
11.606% VRN 2/23/29	500,000	464,105
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
8.720% VRN 8/31/28	436,870	436,415
PUG LLC, 2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 4.250%
9.720% VRN 2/12/27	149,526	148,031
W3 Topco LLC, 2019 Term Loan B, 3 mo. USD Term SOFR + 6.000%
11.470% VRN 8/16/25	645,465	611,985
		4,011,498
Investment Companies — 0.7%
GIP Pilot Acquisition Partners LP, Term Loan, 3 mo. USD Term SOFR + 3.000%
8.388% VRN 10/04/30	218,808	218,626
Triley Midco 2 Ltd., EUR Term Loan B, 1 mo. EUR EURIBOR + 4.750%
8.593% VRN 4/09/29 EUR (f)	931,973	1,020,662
		1,239,288
Leisure Time — 1.9%
Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.720% VRN 10/18/28	982,456	982,869

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
City Football Group Ltd., Term Loan, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 7/21/28	$909,278	$902,841
Hurtigruten Group AS, EUR Term Loan A, 3 mo. EUR EURIBOR + 8.000%
11.932% VRN 9/30/24 EUR (c) (d) (f)	129,436	134,317
Recess Holdings, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.388% VRN 3/29/27	164,604	165,427
Silk Bidco AS, EUR Term Loan B, 6 mo. EUR EURIBOR + 6.500%
10.451% VRN 2/28/27 EUR (f)	1,000,000	581,737
Topgolf Callaway Brands Corp., Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.956% VRN 3/15/30	308,949	308,628
		3,075,819
Lodging — 1.5%
Casper BidCo SAS, 2020 EUR Term Loan B3A, 6 mo. EUR EURIBOR + 3.375%
7.319% VRN 7/31/26 EUR (f)	1,000,000	1,101,466
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 8/02/28	527,354	527,354
Motel 6, Term Loan B, 1 mo. USD Term SOFR + 5.000%, 3 mo. U.S. (Fed) Prime Rate + 4.000%
10.465% - 12.500% 9/09/26	832,382	829,261
		2,458,081
Machinery – Diversified — 0.5%
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD Term SOFR + 4.000%
9.610% VRN 10/13/28	981,176	872,786
Media — 3.5%
A-L Parent LLC, 2023 Take Back Term Loan,
10.856% 6/30/28	556,957	536,071
Altice Financing SA, 2022 EUR Term Loan, 3 mo. EUR EURIBOR + 5.000%
8.965% VRN 10/31/27 EUR (f)	972,037	1,040,619
CSC Holdings LLC, 2017 Term Loan B1, 1 mo. USD LIBOR + 2.250%
7.726% VRN 7/17/25	619,792	608,729
Cumulus Media New Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.400% VRN 3/31/26	539,128	411,085
DirecTV Financing LLC, Term Loan, 3 mo. USD Term SOFR + 5.000%
10.650% VRN 8/02/27	932,515	931,470
Univision Communications, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.720% VRN 1/31/29	463,538	462,522
UPC Financing Partnership, 2021 USD Term Loan AX, 1 mo. USD Term SOFR + 3.000%
8.476% VRN 1/31/29 (g)	1,000,000	995,210
VMED O2 UK Holdco 4 Ltd., 2023 EUR Term Loan Z, 1 mo. EUR EURIBOR + 3.500%
7.333% VRN 10/15/31 EUR (f)	700,000	771,158
		5,756,864
Metal Fabricate & Hardware — 0.3%
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.684% VRN 10/12/28	521,540	518,932

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.2%
Arsenal AIC Parent LLC, Term Loan, 1 mo. USD Term SOFR + 4.500%
9.856% VRN 8/18/30	$287,925	$288,734
Miscellaneous - Manufacturing — 0.9%
Gates Global LLC, 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.500%
7.956% VRN 3/31/27	725,612	726,069
Gemini HDPE LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.645% VRN 12/31/27	727,307	724,398
		1,450,467
Oil & Gas — 0.5%
Gulf Finance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 6.750% , 6 mo. USD Term SOFR + 6.750%
12.222% - 12.631% VRN 8/25/26	796,481	795,685
Packaging & Containers — 2.6%
Altium Packaging LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 2/03/28	497,442	497,512
Charter NEX US, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 12/01/27	648,333	650,564
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.175%
9.631% VRN 4/13/29	1,299,903	1,304,231
Mauser Packaging Solutions Holding Co., Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.343% VRN 8/14/26	422,139	423,312
Pretium Packaging, LLC, Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600%
9.995% VRN 10/02/28	394,595	306,470
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.750%, 6 mo. USD Term SOFR + 6.750%
12.210% VRN 10/01/29	254,237	94,976
Proampac PG Borrower LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 4.500%
9.868% - 9.888% VRN 9/15/28	1,000,000	1,000,310
		4,277,375
Pharmaceuticals — 5.9%
Aenova Holding GmbH, 2021 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.500%
8.487% VRN 3/06/26 EUR (f)	500,000	549,563
Amneal Pharmaceuticals LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 5.500%
10.856% VRN 5/04/28	1,100,993	1,080,349
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.193% VRN 8/01/27	991,715	984,694
Financiere Verdi I SAS, 2021 GBP Term Loan B, 3 mo. SONIA + 4.500%
9.686% VRN 4/17/28 GBP (f)	1,000,000	1,159,932
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.448% VRN 10/01/27	1,085,863	1,053,287
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.538% VRN 11/15/27	997,403	996,156

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
IVC Acquisition Ltd., 2023 EUR Term Loan B, 3 mo. EUR EURIBOR + 5.000%
9.071% VRN 11/13/26 EUR (f)	$587,000	$645,187
Ivc Acquisition Ltd., 2023 GBP Term Loan B, 6 mo. SONIA + 4.250%
11.214% VRN 11/13/26 GBP (f)	500,000	627,854
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 5/05/28	526,646	529,058
Nidda Healthcare Holding AG
2020 EUR Term Loan F, 3 mo. EUR EURIBOR + 3.500%
7.462% VRN 8/21/26 EUR (f)	925,000	1,013,301
2020 GBP Term Loan F, 3 mo. SONIA + 4.500%
9.708% VRN 8/21/26 GBP (f)	500,000	633,444
Organon & Co., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.472% VRN 6/02/28	342,814	343,030
PRA Health Sciences, Inc., US Term Loan, 3 mo. USD Term SOFR + 2.250%
7.860% VRN 7/03/28	129,055	129,418
		9,745,273
Pipelines — 1.4%
Buckeye Partners LP
2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.706% VRN 11/01/26	250,324	250,877
2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.856% VRN 11/22/30	300,000	300,885
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.177% VRN 12/21/28	1,073,929	1,071,631
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.250%
8.710% VRN 10/05/28	762,387	763,516
		2,386,909
Private Equity — 0.3%
GTCR W Merger Sub LLC, USD Term Loan B,
0.000% 9/20/30 (g)	551,687	553,756
Real Estate — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 8/21/25	50,868	50,741
Retail — 4.3%
1011778 BC Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD Term SOFR + 2.250%
7.606% VRN 9/20/30	1,095,308	1,094,914
Constellation Automotive Ltd., GBP 2nd Lien Term Loan B, 6 mo. SONIA + 7.500%
12.684% VRN 7/27/29 GBP (f)	500,000	455,573
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.250%
8.895% VRN 1/31/28	533,764	531,613
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 3/06/28	955,445	954,489

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 10/19/27	$931,073	$929,164
IRB Holding Corp., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.456% VRN 12/15/27	612,794	613,229
Kodiak Building Partners, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.610% VRN 3/12/28	497,400	495,907
LBM Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.206% VRN 12/17/27	211,971	209,190
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.860% VRN 4/15/28	450,213	372,326
Park River Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
8.907% VRN 12/28/27	289,028	281,623
Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.860% VRN 3/03/28	189,363	178,626
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.206% VRN 2/11/28	224,568	221,761
SRS Distribution, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 6/02/28	568,725	568,964
Staples, Inc., 7 Year Term Loan, 1 mo. USD LIBOR + 5.000%
10.457% VRN 4/16/26	235,408	222,371
		7,129,750
Software — 10.6%
AppLovin Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.100%
8.556% VRN 10/25/28	676,320	676,320
Ascend Learning LLC
2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
8.856% VRN 12/11/28	513,784	504,222
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.750%
11.206% VRN 12/10/29	454,545	388,473
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.606% VRN 2/15/29	1,490,165	1,481,969
Banff Merger Sub, Inc.
2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750%
9.106% VRN 10/02/25	823,871	824,901
2021 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.500%
10.970% VRN 2/27/26	283,962	282,630
Central Parent, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.348% VRN 7/06/29	689,501	692,246
Cloud Software Group, Inc., 2022 USD Term Loan A, 3 mo. USD Term SOFR + 4.500%
9.948% VRN 9/29/28	161,848	157,473
Cloudera, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
9.206% VRN 10/08/28	753,664	745,185
2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000%
11.456% VRN 10/08/29	566,667	540,220
Iris Bidco Ltd., 2018 GBP Term Loan B, 1 mo. SONIA + 4.250%
9.187% VRN 9/03/25 GBP (f)	1,000,000	1,272,266
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.907% VRN 12/01/27	472,127	447,085
Loyalty Ventures, Inc., Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 5.500%
14.000% VRN 11/03/27	1,440,555	12,605

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Marcel LUX IV SARL, 2023 EUR Term Loan B4, 3 mo. EUR EURIBOR + 4.500%
8.455% VRN 11/07/30 EUR (f)	$650,000	$717,037
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.470% VRN 12/18/28	926,932	735,057
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.750%
12.220% VRN 12/17/29	308,219	181,310
Mitchell International, Inc.
2021 Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.400% VRN 10/15/28	725,787	724,531
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.500%
12.150% VRN 10/15/29	400,000	391,752
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 3/13/28 (g)	729,410	727,893
Polaris Newco LLC, USD Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.470% VRN 6/02/28	273,952	269,911
Project Boost Purchaser LLC, 2021 Incremental Term Loan,
0.000% 5/30/26 (g)	573,759	573,283
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.720% VRN 3/10/28 (g)	746,164	744,828
Quest Software US Holdings, Inc.
2022 Term Loan, 3 mo. USD Term SOFR + 4.250%
9.783% VRN 2/01/29	532,978	404,914
2022 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
13.033% VRN 2/01/30	1,557,496	920,029
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.470% VRN 5/12/28	1,178,504	1,172,399
Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500%
9.970% VRN 8/11/28	746,196	735,936
SS&C Technologies, Inc., 2018 Term Loan B5, 1 mo. USD Term SOFR + 1.750%
7.220% VRN 4/16/25	423,804	424,185
Veritas US, Inc.
2021 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.750%
8.666% VRN 9/01/25 EUR (f)	725,681	624,117
2021 USD Term Loan B, 1 mo. USD Term SOFR + 5.000%
10.470% VRN 9/01/25	283,771	235,115
		17,607,892
Telecommunications — 3.3%
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 10/02/27	275,793	255,671
Delta TopCo, Inc., 2020 Term Loan B, 6 mo. USD Term SOFR + 3.750%
9.121% VRN 12/01/27	481,333	480,130
GoTo Group, Inc., Term Loan B (Acquired 8/19/22, Cost $427,582), 3 mo. USD Term SOFR + 4.750%
10.283% VRN 8/31/27 (e)	498,760	327,580
Iridium Satellite LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.856% VRN 9/20/30	206,595	206,940
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.220% VRN 3/01/27	774,956	735,100
Lorca Holdco Ltd., 2021 EUR Term Loan B2, 3 mo. EUR EURIBOR + 3.700% , 6 mo. EUR EURIBOR + 3.700%
7.604% VRN 9/17/27 EUR (f)	1,000,000	1,096,797

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nuuday A S, EUR Term Loan B, 6 mo. EUR EURIBOR + 6.500%
10.448% VRN 2/03/28 EUR (f)	$1,000,000	$1,105,794
Venga Finance SARL, 2021 USD Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.400% VRN 6/28/29	911,538	902,997
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 3/09/27	370,123	316,833
		5,427,842
Transportation — 0.5%
Anarafe SLU
2023 EUR PIK New Money Facility F, 3 mo. EUR EURIBOR + 10.000%
0.000% VRN 6/30/25 EUR (c) (d) (f)	508	533
2023 EUR New Money Delayed Draw Term Loan, 3 mo. EUR EURIBOR + 10.000%
13.885% VRN 6/30/25 EUR (c) (d) (f)	65,112	62,321
2023 EUR New Money Facility C, 3 mo. EUR EURIBOR + 10.000%
13.885% VRN 6/30/25 EUR (c) (d) (f)	13,403	14,056
First Student Bidco, Inc.
Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.360% VRN 7/21/28	536,280	531,700
Term Loan C, 3 mo. USD Term SOFR + 3.000%
8.360% VRN 7/21/28	162,179	160,794
Kenan Advantage Group, Inc., 2021 Term Loan B1, 1 mo. USD Term SOFR + 4.250%
9.220% VRN 3/24/26	137,424	136,550
		905,954

TOTAL BANK LOANS (Cost $150,804,048)		141,699,799

CORPORATE DEBT — 5.2%
Building Materials — 0.1%
Emerald Debt Merger Sub LLC
6.375% 12/15/30 EUR (f) (h)	100,000	117,907
Commercial Services — 1.9%
ADT Security Corp.
4.125% 8/01/29 (h)	1,250,000	1,150,313
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.250% 10/15/26 EUR (f) (h)	260,000	286,309
Travelex Issuerco Ltd.
12.500% 8/05/25 GBP (f) (h)	640,312	959,004
Verisure Holding AB
3.250% 2/15/27 EUR (f) (h)	500,000	528,809
7.125% 2/01/28 EUR (f) (h)	200,000	231,804
		3,156,239
Diversified Financial Services — 0.0%
Travelex Financing PLC
8.000% 5/15/22 EUR (f) (h) (i)	250,000	1,035
Entertainment — 0.5%
CPUK Finance Ltd.
4.875% 2/28/47 GBP (f) (h)	600,000	738,978

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.500% 8/28/26 GBP (f) (h)	$100,000	$122,997
		861,975
Forest Products & Paper — 0.1%
WEPA Hygieneprodukte GmbH 3 mo. EUR EURIBOR + 2.875%
6.800% FRN 12/15/26 EUR (f) (h)	200,000	218,693
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (h)	500,000	511,515
Internet — 0.7%
Engineering - Ingegneria Informatica - SpA
11.125% 5/15/28 EUR (f) (h)	500,000	589,218
United Group BV
4.000% 11/15/27 EUR (f) (h)	500,000	520,452
		1,109,670
Lodging — 0.1%
TVL Finance PLC
3 mo. EUR EURIBOR + 5.500% 9.452% FRN 4/28/28 EUR (f) (h)	100,000	112,393
10.250% 4/28/28 GBP (f) (h)	100,000	132,245
		244,638
Machinery – Diversified — 0.2%
Galapagos SA 3 mo. EUR EURIBOR + 4.750%
1.000% VRN 6/15/21 EUR (f) (h) (i)	20,000	110
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (f) (h)	277,027	283,609
		283,719
Media — 0.3%
Tele Columbus AG
3.875% 5/02/25 EUR (f) (h)	700,000	489,160
Oil & Gas — 0.2%
KCA Deutag Pikco PLC
15.000% 12/01/27	302,494	305,519
Oil & Gas Services — 0.3%
KCA Deutag UK Finance PLC Secured Overnight Financing Rate + 9.000%
14.465% FRN 12/01/25	411,567	417,741
Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125% 8/15/26 EUR (f) (h)	500,000	490,782
Mauser Packaging Solutions Holding Co.
7.875% 8/15/26 (h)	203,000	206,589
		697,371
Retail — 0.0%
House of Fraser Funding PLC 1 mo. GBP LIBOR + 4.250%
1.000% VRN 9/15/20 GBP (f) (h) (i)	300,000	344

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.1%
Anarafe SL
3 mo. EUR EURIBOR + 11.750% 15.643% VRN 3/31/26 EUR (f) (h)	$202,536	$109,559
3 mo. EUR EURIBOR + 11.750% 15.643% VRN 12/31/26 EUR (f) (h)	196,041	106,046
		215,605

TOTAL CORPORATE DEBT (Cost $9,683,464)		8,631,131

TOTAL BONDS & NOTES (Cost $160,487,512)		150,330,930

	Number of Shares
WARRANTS — 0.0%
Consumer, Cyclical — 0.0%
Entertainment — 0.0%
Technicolor Creative Studios SA (a) (c) (d)	3,519	—
Technology — 0.0%
Software — 0.0%
TCS BSA, N.V. (a) (c) (d)	360,921	—
Travelex Ltd. (a)	285	14,531
		14,531

TOTAL WARRANTS (Cost $6,033)		14,531

TOTAL LONG-TERM INVESTMENTS (Cost $162,397,954)		152,144,009

SHORT-TERM INVESTMENTS — 3.6%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	10,891	10,891

	Principal Amount
Repurchase Agreement — 3.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (k)	$6,021,405	6,021,405

TOTAL SHORT-TERM INVESTMENTS (Cost $6,032,296)		6,032,296

TOTAL INVESTMENTS — 95.2% (Cost $168,430,250) (l)		158,176,305

Other Assets/(Liabilities) — 4.8%		8,020,895

NET ASSETS — 100.0%		$166,197,200

Abbreviation Legend

EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $9,347 or 0.01% of net assets. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2023, these securities amounted to a value of $1,313,068 or 0.79% of net assets.
(e)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $2,539,309 or 1.53% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2023 where the rate will be determined at time of settlement.
(h)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $7,907,871 or 4.76% of net assets.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2023, these securities amounted to a value of $1,489 or 0.00% of net assets.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)	Maturity value of $6,022,476. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $6,141,876.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	1/22/24	USD	37,275,235	EUR	33,839,387	$(109,451)
Morgan Stanley & Co. LLC	1/22/24	GBP	2,058,011	USD	2,628,031	(4,516)
Morgan Stanley & Co. LLC	1/22/24	USD	9,946,632	GBP	7,789,208	17,092
						$(96,875)

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.5%

COMMON STOCK — 0.5%
France — 0.0%
Technicolor Creative Studios SA (a)	10,145	$18,273
Vantiva SA (a)	14,662	1,890
		20,163
Germany — 0.0%
Campfire Topco, Ltd. (a) (b) (c)	448,154	—
Spain — 0.0%
Bahia De Las Isletas SL, Class A2 (a) (b) (c)	349	—
Bahia De Las Isletas SL, Class A3 (a) (b) (c)	49	—
Bahia De Las Isletas SL, Class B2 (a) (b) (c)	445	—
Bahia De Las Isletas SL, Class B3 (a) (b) (c)	62	—
		—
United Kingdom — 0.3%
Don Jersey Topco Ltd. (Acquired 8/03/20-1/11/22, Cost $205,530) (a) (b) (c) (d)	292,774	130,615
Innovation Group PLC (a) (b) (c)	21,315	—
Innovation Group PLC (a) (b) (c)	83,667	—
Jubilee Topco Ltd. (a) (b) (c)	746,865	—
KCA Deutag International Ltd. (a)	2,731	182,704
Travelex Topco Ltd. (a) (b) (c)	9,365	—
		313,319
United States — 0.2%
Learfield Communications, Inc. (a)	4,698	200,839
Serta Simmons, Inc. (a)	14,736	86,574
		287,413

TOTAL COMMON STOCK (Cost $724,059)		620,895

TOTAL EQUITIES (Cost $724,059)		620,895

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 92.1%

BANK LOANS — 41.7%
Belgium — 0.8%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 9.250%
14.619% VRN 10/01/27	$1,210,929	$1,029,289
Canada — 0.3%
Air Canada, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.139% VRN 8/11/28	348,408	348,952
Czech Republic — 0.4%
AI Sirona (Luxembourg) Acquisition SARL, 2023 EUR Term Loan B, 1 mo. EUR EURIBOR + 5.000%
8.843% VRN 9/30/28 EUR (e)	444,444	490,532
Denmark — 0.4%
Auris Luxembourg III SARL, EUR Term Loan B1A, 6 mo. EUR EURIBOR + 4.000%
8.026% VRN 2/27/26 EUR (e)	500,000	540,731
France — 0.9%
Casper BidCo SAS, 2020 EUR Term Loan B3A, 6 mo. EUR EURIBOR + 3.375%
7.319% VRN 7/31/26 EUR (e)	500,000	550,733
Cerba Healthcare SAS, 2021 EUR Term Loan B, 1 mo. EUR EURIBOR + 3.700%
7.543% VRN 6/30/28 EUR (e)	500,000	490,816
Technicolor Creative Studios Inc.
2023 EUR PIK Reinstated Term Loan B, 1 yr. EUR EURIBOR + 0.500%
4.054% VRN 9/15/26 EUR (e)	203,359	88,228
2023 EUR PIK Incremental New Money Term Loan, 3 mo. EUR EURIBOR
4.172% VRN 7/31/26 EUR (e)	19,142	19,441
2023 EUR PIK Term Loan, 3 mo. EUR EURIBOR + 5.000%
8.925% VRN 8/06/33 EUR (b) (c) (e)	82,145	—
		1,149,218
Germany — 1.8%
Aenova Holding GmbH, 2021 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.500%
8.487% VRN 3/06/26 EUR (e)	500,000	549,563
Flint Group Midco Ltd.
USD Opco Term Loan, 3 mo. USD Term SOFR + 4.512%
9.924% VRN 12/31/26	174,774	158,608
EUR Super Senior Term Loan, 3 mo. EUR EURIBOR + 8.000%
12.002% VRN 6/30/26 EUR (e)	101,113	112,368
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EUR EURIBOR + 0.100%
4.102% VRN 12/30/27 EUR (e)	357,921	39,513
EUR PIK Holdco Term Loan, 3 mo. EUR EURIBOR + 0.100%
4.102% VRN 12/30/27 EUR (e)	268,396	210,865
EUR Opco Term Loan, 3 mo. EUR EURIBOR + 4.250%
8.252% VRN 12/31/26 EUR (e)	553,017	558,306

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362%
5.774% VRN 12/31/27	$85,223	$61,786
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362%
5.774% VRN 12/31/27	113,649	11,365
Nidda Healthcare Holding AG, 2020 EUR Term Loan F, 3 mo. EUR EURIBOR + 3.500%
7.462% VRN 8/21/26 EUR (e)	500,000	547,730
		2,250,104
Luxembourg — 2.6%
Albion Financing 3 SARL, 2023 EUR Term Loan, 3 mo. EUR EURIBOR + 5.250%
9.252% VRN 8/17/26 EUR (e)	510,000	563,718
Altice Financing SA, 2023 EUR Term Loan, 3 mo. EUR EURIBOR + 5.000%
8.934% VRN 10/31/27 EUR (e)	500,000	535,278
Arvos BidCo SARL
USD 1st Lien Term Loan B2, 3 mo. USD Term SOFR + 5.500%
10.860% VRN 8/29/24	332,747	124,224
USD 1st Lien Term Loan B1, 3 mo. USD Term SOFR + 5.762%
11.122% VRN 8/29/24	332,747	124,225
CCP Lux Holding SARL, 2023 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.750%
8.730% VRN 1/05/28 EUR (e)	500,000	550,181
Ineos Finance PLC, 2022 EUR Term Loan B, 1 mo. EUR EURIBOR + 4.000%
7.843% VRN 11/08/27 EUR (e)	500,000	550,976
Parques Reunidos SAU, 2019 EUR Term Loan B1, 6 mo. EUR EURIBOR + 3.750%
7.655% VRN 9/16/26 EUR (e)	500,000	544,474
Venga Finance SARL, 2021 USD Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.400% VRN 6/28/29	298,489	295,692
		3,288,768
Netherlands — 1.3%
Median BV, 2021 EUR Term Loan B, 6 mo. EUR EURIBOR + 4.925%
9.061% VRN 10/14/27 EUR (e)	500,000	521,015
TMF Group Holding BV, 2023 EUR Term Loan B
0.000% 5/03/28 EUR (e) (f)	500,000	553,184
UPC Broadband Holding BV, 2021 EUR Term Loan AY, 1 mo. EUR EURIBOR + 3.000%
6.833% VRN 1/31/29 EUR (e)	500,000	546,527
		1,620,726
Norway — 0.3%
Hurtigruten Group AS, EUR Term Loan A, 3 mo. EUR EURIBOR + 8.000%
11.932% VRN 9/30/24 EUR (b) (c) (e)	64,718	67,159
Silk Bidco AS, EUR Term Loan B, 6 mo. EUR EURIBOR + 6.500%
10.451% VRN 2/28/27 EUR (e)	500,000	290,869
		358,028
Singapore — 0.7%
Fugue Finance BV, 2023 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.250%
8.205% VRN 1/31/28 EUR (e)	750,000	829,776

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Spain — 1.6%
Anarafe SLU
2023 EUR PIK New Money Facility F, 3 mo. EUR EURIBOR + 10.000%
13.885% VRN 6/30/25 EUR (b) (c) (e)	$258	$270
2023 EUR New Money Delayed Draw Term Loan, 3 mo. EUR EURIBOR + 10.000%
13.885% VRN 6/30/25 EUR (b) (c) (e)	33,087	31,668
2023 EUR New Money Facility C, 3 mo. EUR EURIBOR + 10.000%
13.885% VRN 6/30/25 EUR (b) (c) (e)	7,169	7,518
Dorna Sports SL, 2022 EUR Term Loan B,
0.000% 3/30/29 EUR (e) (f)	500,000	545,561
Grifols SA, EUR 2019 Term Loan B, 3 mo. EUR EURIBOR + 2.250%
6.223% VRN 11/15/27 EUR (e)	997,403	1,086,218
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.538% VRN 11/15/27	299,221	298,847
		1,970,082
Sweden — 0.1%
Hilding Anders International AB
2022 EUR PIK Reorg Holdco, 3 mo. EUR EURIBOR
0.000% VRN 2/28/27 EUR (b) (c) (e)	282,450	—
2022 EUR PIK Reorg Opco Term Loan (Acquired 10/04/22-10/30/23, Cost $235,046), 6 mo. EUR EURIBOR + 5.000%
9.105% VRN 2/28/26 EUR (d) (e)	295,169	106,716
2023 EUR New Money Facility (Acquired 9/29/23, Cost $44,231), 1 mo. EUR EURIBOR + 10.000% , 6 mo. EUR EURIBOR + 10.000%
14.105% VRN 1/31/26 EUR (d) (e)	42,190	44,247
		150,963
United Kingdom — 3.9%
BCP V Modular Services Holdings IV Ltd., EUR Term Loan B, 3 mo. EUR EURIBOR + 4.425%
8.350% VRN 12/15/28 EUR (e)	500,000	526,104
City Football Group Ltd., Term Loan, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 7/21/28	911,598	905,144
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EUR EURIBOR + 2.125%
6.097% VRN 1/29/27 EUR (e)	500,000	545,489
Homeserve USA Holding Corp, Term Loan, 1 mo. USD Term SOFR + 3.000%
8.358% VRN 10/21/30	207,135	207,686
IVC Acquisition Ltd., 2023 EUR Term Loan B, 3 mo. EUR EURIBOR + 5.000%
9.071% VRN 11/13/26 EUR (e)	500,000	549,563
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EUR EURIBOR + 4.750%
8.813% VRN 4/25/29 EUR (e)	500,000	549,607
Tunstall Group Holdings Limited, 2023 EUR Reinstated Term Loan B (Acquired 11/30/23, Cost $319,130), 6 mo. EUR EURIBOR + 0.100%
4.126% - 4.900% VRN 12/20/27 EUR (b) (c) (d) (e)	293,223	291,333
VMED O2 UK Holdco 4 Ltd., 2023 EUR Term Loan Z, 1 mo. EUR EURIBOR + 3.500%
7.333% VRN 10/15/31 EUR (e)	700,000	771,158
Vue International Bidco PLC
2023 EUR PIK Term Loan, 6 mo. EUR EURIBOR + 2.000%
6.130% VRN 12/31/27 EUR (e)	781,294	279,453
2022 EUR Term Loan, 6 mo. EUR EURIBOR + 8.000%
12.130% VRN 6/30/27 EUR (e)	157,822	169,436
		4,794,973

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United States — 26.6%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 10/01/25	$407,170	$389,527
2021 Incremental Term Loan, 1 mo. USD Term SOFR + 4.750%
10.106% VRN 10/01/25	115,618	110,994
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500%
10.856% VRN 6/30/28	571,804	550,362
AlixPartners LLP, 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.220% VRN 2/04/28	398,432	399,205
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.500%
12.176% VRN 8/02/29	250,358	240,030
Arsenal AIC Parent LLC, Term Loan, 1 mo. USD Term SOFR + 4.500%
9.856% VRN 8/18/30	172,755	173,240
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
8.856% VRN 12/11/28	646,701	634,665
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD Term SOFR + 4.000%
9.610% VRN 10/13/28	496,429	441,588
AssuredPartners, Inc.
2023 Term Loan B4,
0.000% 2/12/27 (f)	156,805	157,086
2020 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 2/12/27	147,547	147,788
Asurion LLC
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000%
9.456% VRN 8/19/28	494,987	492,280
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
10.720% VRN 1/20/29	375,862	353,427
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%,
8.606% VRN 2/15/29	656,182	652,573
Banff Merger Sub, Inc., 2023 USD Term Loan,
0.000% 12/02/28 (f)	405,327	407,658
Barnes Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.456% VRN 9/03/30	192,789	193,175
Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.000%
9.356% VRN 9/29/28	511,068	509,152
Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 5.250%
10.706% VRN 2/01/27	725	588
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000%
9.356% VRN 6/09/28	240,603	215,741
Broadstreet Partners, Inc.
2020 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 1/27/27	149,225	149,219
2023 Term Loan B3, 1 mo. USD Term SOFR + 4.000%
9.106% VRN 1/27/29	143,673	143,897
Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.720% VRN 10/18/28	875,000	875,368
Central Parent, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.348% VRN 7/06/29	360,418	361,852
Charter NEX US, Inc., 2021 Term Loan,
0.000% 12/01/27 (f)	209,784	210,506
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.145% VRN 8/21/26	380,537	376,096

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cloud Software Group, Inc., 2022 USD Term Loan A, 3 mo. USD Term SOFR + 4.500%
9.948% VRN 9/29/28	$161,848	$157,473
Cloudera, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
9.206% VRN 10/08/28	54,519	53,906
2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000%
11.456% VRN 10/08/29	266,667	254,221
CoreLogic, Inc.
Term Loan, 1 mo. USD Term SOFR + 3.500%
8.856% VRN 6/02/28	296,962	288,240
2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.500%
11.856% VRN 6/04/29	233,375	207,850
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
9.360% VRN 12/29/27	79,279	63,542
Cyanco Intermediate 2 Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.750%
10.106% VRN 7/10/28	199,500	199,833
Delta TopCo, Inc., 2020 Term Loan B, 6 mo. USD Term SOFR + 3.750%
9.121% VRN 12/01/27	300,000	299,250
First Student Bidco, Inc.
Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.360% VRN 7/21/28	217,605	215,747
Term Loan C, 3 mo. USD Term SOFR + 3.000%
8.360% VRN 7/21/28	65,828	65,266
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
9.630% VRN 5/05/29	323,570	317,422
Fluid-Flow Products, Inc., Term Loan, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 3/31/28	198,980	198,880
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.177% VRN 12/21/28	748,082	746,481
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.448% VRN 10/01/27	296,939	288,031
GHX Ultimate Parent Corp., 2023 Term Loan, 3 mo. USD Term SOFR + 4.750%
10.116% VRN 6/30/27	298,500	298,625
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 3/06/28	599,110	598,511
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.684% VRN 10/12/28	193,035	192,070
GTCR W Merger Sub LLC, USD Term Loan B,
0.000% 9/20/30 (f)	514,908	516,839
Gulf Finance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 6.750% , 6 mo. USD Term SOFR + 6.750%
12.222% - 12.631% VRN 8/25/26	310,911	310,600
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.220% VRN10/19/27 (f)	250,000	249,488
Hub International Ltd., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.662% VRN 6/20/30	174,562	175,221
IPS Corp., 2021 Term Loan,
0.000% 10/02/28 (f)	340,101	339,108
IRB Holding Corp., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.456% VRN 12/15/27	297,727	297,939
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.907% VRN 12/01/27	345,781	327,441

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Journey Personal Care Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%
9.720% VRN 3/01/28	$562,729	$553,821
LBM Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.106% VRN 12/17/27	242,387	239,206
LifePoint Health, Inc., 2023 Term Loan B,
11.168% 11/16/28	587,562	585,065
Lifescan Global Corp., 2023 Term Loan, 3 mo. USD Term SOFR + 6.500%
11.975% VRN 12/31/26	122,662	90,923
LSF11 A5 Holdco LLC, Term Loan, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 10/15/28	298,481	298,669
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.000%
10.645% VRN 7/27/28	526,792	370,071
Mattress Firm, Inc., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
9.860% VRN 9/25/28	198,944	196,919
Mavis Tire Express Services Corp., 2021 Term Loan B,
0.000% 5/04/28 (f)	299,233	299,403
McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.193% VRN 3/01/29	230,266	228,684
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan,
0.000% 7/28/28 (f)	249,362	248,791
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.470% VRN 12/18/28	197,985	157,002
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.750%
12.220% VRN 12/17/29	205,479	120,873
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.000%
12.456% VRN 11/01/29	147,368	123,605
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.470% VRN 10/23/28	901,530	905,190
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.606% VRN 5/03/28	497,500	488,311
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.250%
8.860% VRN3/12/28 (f)	299,489	270,196
Mitchell International, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.400% VRN 10/15/28	648,354	647,233
Motel 6, Term Loan B, 1 mo. USD Term SOFR + 5.000%
10.465% VRN 9/09/26	141,687	141,155
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
10.706% VRN 2/23/29	361,043	329,979
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
10.507% VRN 4/11/29	296,567	270,247
Nouryon Finance BV, 2023 USD Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.467% VRN 4/03/28	502,173	503,584
Padagis LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.434% VRN 7/06/28	607,211	584,440
Parexel International Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
8.720% VRN 11/15/28	299,239	300,810
PECF USS Intermediate Holding III Corp., Term Loan B, 1 mo. USD Term SOFR + 4.250%, 3 mo. USD Term SOFR + 4.250%, VR
9.606% VRN 12/15/28	844,945	654,655

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.206% VRN 2/01/28	$649,576	$650,388
Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.860% VRN 3/03/28	19,647	18,533
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.807% VRN 4/23/29	338,832	323,303
Polaris Newco LLC, USD Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.470% VRN 6/02/28	198,982	196,047
Pretium Packaging, LLC, Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600%
9.995% VRN 10/02/28	77,120	59,897
Proampac PG Borrower LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 4.500%
9.868% - 9.888% VRN 9/15/28	500,000	500,155
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%,
8.720% VRN 3/10/28	397,319	396,608
Prometric Holdings, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
10.720% VRN 1/31/28	300,000	299,157
PUG LLC, USD Term Loan, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 2/12/27	128,421	126,120
Quest Software US Holdings, Inc.
2022 Term Loan, 3 mo. USD Term SOFR + 4.250%
9.783% VRN 2/01/29	710,392	539,699
2022 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
13.033% VRN 2/01/30	879,618	519,599
Radiology Partners, Inc., 2018 1st Lien Term Loan B (Acquired 4/24/20, Cost $359,782), 1 mo. USD Term SOFR + 4.250%
10.179% VRN 7/09/25 (d)	369,031	296,609
Recess Holdings, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.388% VRN 3/29/27	413,778	415,847
Redstone Holdco 2 LP, 2021 Term Loan, 1 mo. USD Term SOFR + 4.750%
10.220% VRN 4/27/28	77,333	58,108
RelaDyne, Inc., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 5.000%
10.356% VRN 12/22/28	148,065	147,695
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.106% VRN 2/24/28	522,868	524,102
Select Medical Corp., 2023 Term Loan B1, 1 mo. USD Term SOFR + 3.000%
8.356% VRN 3/06/27	360,292	359,953
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.470% VRN 5/12/28	496,824	494,251
Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500%,
9.970% VRN 8/11/28	348,225	343,437
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.625% VRN 3/04/28	198,977	174,176
SRS Distribution, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 6/02/28	493,687	493,894
Starfruit Finco BV, 2023 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.441% VRN 4/03/28	116,035	116,296
Tiger Acquisition LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.706% VRN 6/01/28	323,600	321,645
Trident TPI Holdings, Inc., 2023 USD Term Loan, 3 mo. USD Term SOFR + 4.500%
9.848% VRN 9/15/28	358,965	358,796
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
8.860% VRN 3/31/28	1,716	1,698

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.220% VRN 4/21/28	$270,546	$271,146
USIC Holdings, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
9.110% VRN 5/12/28	198,982	197,092
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.500%
12.110% VRN 5/14/29	147,059	135,110
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.470% VRN 8/27/25	740,506	741,121
VFH Parent LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.456% VRN 1/13/29	242,284	242,466
WeddingWire, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 4.500%, 3 mo. USD Term SOFR + 4.500%,
9.856% - 9.922% VRN 1/31/28	249,375	248,128
		33,027,909

TOTAL BANK LOANS (Cost $53,803,030)		51,850,051

CORPORATE DEBT — 42.0%
Austria — 0.2%
ams-OSRAM AG
10.500% 3/30/29 EUR (e) (g)	200,000	239,502
Belgium — 0.3%
Azelis Finance NV
5.750% 3/15/28 EUR (e) (g)	150,000	170,991
Elia Group SA 5 yr. EURIBOR ICE Swap + 2.506%
5.850% VRN EUR (e) (g) (h)	200,000	224,378
		395,369
Brazil — 1.2%
Acu Petroleo Luxembourg SARL
7.500% 1/13/32 (g)	531,056	503,730
Embraer Netherlands Finance BV
7.000% 7/28/30 (g)	400,000	419,598
Minerva Luxembourg SA
8.875% 9/13/33 (g)	500,000	528,647
		1,451,975
Canada — 1.0%
1375209 BC Ltd.
9.000% 1/30/28 (g)	281,000	274,003
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84	551,000	568,537
GFL Environmental, Inc.
6.750% 1/15/31 (g)	319,000	328,660
		1,171,200
Cayman Islands — 0.8%
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (g)	1,073,162	1,008,772
China — 0.0%
Sunac China Holdings Ltd.
1.000% 9/30/32 (g)	67,381	5,054

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.000% 9/30/25 (g)	$27,438	$3,161
6.250% 9/30/26 (g)	27,438	2,469
6.750% 9/30/28 (g)	82,314	4,733
7.000% 9/30/29 (g)	82,314	5,515
7.250% 9/30/30 (g)	38,673	2,030
		22,962
France — 1.6%
Accor SA
2.375% 11/29/28 EUR (e) (g)	100,000	105,072
5 yr. EUR Swap + 3.252% 2.625% VRN EUR (e) (g) (h)	200,000	214,338
5 yr. EUR Swap + 4.105% 7.250% VRN EUR (e) (g) (h)	100,000	120,054
Electricite de France SA 5 yr. EUR Swap + 3.970%
3.375% VRN EUR (e) (g) (h)	800,000	773,827
iliad SA
5.625% 2/15/30 EUR (e) (g)	300,000	342,247
Orange SA 5 yr. EUR Swap + 2.659%
5.375% VRN EUR (e) (g) (h)	400,000	461,685
		2,017,223
Georgia — 0.3%
Silknet JSC
8.375% 1/31/27 (g)	426,000	423,870
Germany — 2.0%
APCOA Parking Holdings GmbH 3 mo. EUR EURIBOR + 5.000%
8.965% FRN 1/15/27 EUR (e) (g)	169,000	186,224
Bayer AG
5 yr. EUR Swap + 3.108% 3.125% VRN 11/12/79 EUR (e) (g)	400,000	397,995
5 yr. EUR Swap + 4.458% 5.375% VRN 3/25/82 EUR (e) (g)	200,000	209,555
IHO Verwaltungs GmbH
8.750% 5/15/28 EUR (e) (g)	350,000	420,164
ProGroup AG
3.000% 3/31/26 EUR (e) (g)	250,000	267,018
Volkswagen International Finance NV 5 yr. EUR Swap + 2.924%
3.748% VRN EUR (e) (g) (h)	300,000	310,142
Wintershall Dea Finance 2 BV 5 yr. EUR Swap + 2.924%
2.499% VRN EUR (e) (g) (h)	300,000	299,723
ZF Europe Finance BV
2.500% 10/23/27 EUR (e) (g)	300,000	309,244
3.000% 10/23/29 EUR (e) (g)	100,000	101,425
		2,501,490
Ghana — 1.2%
Tullow Oil PLC
7.000% 3/01/25 (g)	1,574,000	1,455,904
Greece — 0.3%
Piraeus Financial Holdings SA 5 yr. EUR Swap + 9.195%
8.750% VRN EUR (e) (g) (h)	302,000	326,058
India — 0.1%
Future Retail Ltd.
5.600% 1/22/25 (g) (i)	950,000	2,375

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UPL Corp. Ltd. 5 yr. CMT + 3.865%
5.250% VRN (g) (h)	$222,000	$167,199
		169,574
Indonesia — 0.6%
Medco Maple Tree Pte. Ltd.
8.960% 4/27/29 (g)	750,000	760,490
Ireland — 0.3%
Energia Group Roi Financeco DAC
6.875% 7/31/28 EUR (e) (g)	350,000	400,138
Italy — 0.2%
Cerved Group SpA 3 mo. EUR EURIBOR + 5.250%
9.175% FRN 2/15/29 EUR (e) (g)	199,000	212,283
Luxembourg — 0.9%
INEOS Finance PLC
6.625% 5/15/28 EUR (e) (g)	300,000	339,051
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (e) (g)	313,125	320,564
Matterhorn Telecom SA
3.125% 9/15/26 EUR (e) (g)	250,000	266,671
Summer BC Holdco A SARL
9.250% 10/31/27 EUR (e) (g)	180,211	177,060
		1,103,346
Mexico — 0.4%
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (g)	500,000	457,221
Netherlands — 1.0%
Nobian Finance BV
3.625% 7/15/26 EUR (e) (g)	500,000	528,516
Titan Holdings II BV
5.125% 7/15/29 EUR (e) (g)	367,000	346,403
Wp/ap Telecom Holdings III BV
5.500% 1/15/30 EUR (e) (g)	345,000	346,631
		1,221,550
Norway — 0.1%
Var Energi ASA 5 yr. EURIBOR ICE Swap + 4.765%
7.862% VRN 11/15/83 EUR (e) (g)	135,000	158,501
Russia — 0.0%
Sovcombank Via SovCom Capital DAC 5 year CMT + 6.380%
7.750% VRN (g) (h) (i)	500,000	14,063
Spain — 1.1%
Anarafe SL 3 mo. EUR EURIBOR + 11.750%
15.643% FRN 3/31/26 EUR (e) (g)	194,732	105,337
Kaixo Bondco Telecom SA
5.125% 9/30/29 EUR (e) (g)	600,000	617,660
Telefonica Europe BV
6 yr. EUR Swap + 2.866% 2.880% VRN EUR (e) (g) (h)	100,000	100,322

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7 yr. EUR Swap + 3.347% 6.135% VRN EUR (e) (g) (h)	$500,000	$567,154
		1,390,473
Sweden — 0.8%
Verisure Holding AB
7.125% 2/01/28 EUR (e) (g)	250,000	289,755
Verisure Midholding AB
5.250% 2/15/29 EUR (e) (g)	700,000	736,059
		1,025,814
Turkey — 0.7%
Arcelik AS
8.500% 9/25/28 (g)	535,000	562,285
WE Soda Investments Holding PLC
9.500% 10/06/28 (g)	306,000	315,119
		877,404
United Arab Emirates — 0.5%
DP World Salaam 5 yr. CMT + 5.750%
6.000% VRN (g) (h)	555,000	552,768
United Kingdom — 4.8%
Ashtead Capital, Inc.
4.000% 5/01/28 (g)	1,000,000	940,896
5.500% 8/11/32 (g)	250,000	246,956
Connect Finco SARL/Connect US Finco LLC
6.750% 10/01/26 (g)	521,000	517,879
House of Fraser Funding PLC 1 mo. GBP LIBOR + 4.250%
1.000% VRN 9/15/20 GBP (e) (g) (i)	150,000	172
KCA Deutag Pikco PLC
15.000% 12/01/27	105,452	106,507
KCA Deutag UK Finance PLC Secured Overnight Financing Rate + 9.000%
14.465% FRN 12/01/25	143,476	145,628
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (g)	139,000	145,286
8.375% 5/01/28 (g)	131,000	137,203
Motion Bondco DAC
4.500% 11/15/27 EUR (e) (g)	225,000	225,137
Ocado Group PLC
Convertible, 0.750% 1/18/27 GBP (e) (g)	100,000	99,423
3.875% 10/08/26 GBP (e) (g)	200,000	217,771
Travelex Financing PLC
8.000% 5/15/22 EUR (e) (g) (i)	1,050,000	4,347
Travelex Issuerco Ltd.
12.500% 8/05/25 GBP (e) (g)	1,698,363	2,543,662
TVL Finance PLC
10.250% 4/28/28 GBP (e) (g)	100,000	132,245
Vodafone Group PLC
5 yr. EUR Swap + 3.477% 3.000% VRN 8/27/80 EUR (e) (g)	375,000	370,071
5 yr. EUR Swap + 3.489% 6.500% VRN 8/30/84 EUR (e) (g)	150,000	176,948
		6,010,131
United States — 21.6%
AdaptHealth LLC
4.625% 8/01/29 (g)	500,000	385,875

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (g)	$495,833	$492,257
5.750% 4/20/29 (g)	114,000	111,123
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (g) (j)	300,000	253,943
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125% 8/15/26 EUR (e) (g)	100,000	98,120
2.125% 8/15/26 EUR (e) (g)	100,000	98,156
4.750% 7/15/27 GBP (e) (g)	125,000	115,201
Arsenal AIC Parent LLC
8.000% 10/01/30 (g)	312,000	325,528
AthenaHealth Group, Inc.
6.500% 2/15/30 (g)	156,000	141,520
Avient Corp.
7.125% 8/01/30 (g)	140,000	145,636
Bath & Body Works, Inc.
6.875% 11/01/35	251,000	254,146
Bausch Health Cos., Inc.
5.500% 11/01/25 (g)	314,000	287,238
Carnival Corp.
5.750% 3/01/27 (g)	406,000	396,026
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (g)	325,000	284,027
CHS/Community Health Systems, Inc.
8.000% 3/15/26 (g) (j)	247,000	246,172
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (g)	155,000	152,453
8.750% 4/15/30 (g) (j)	530,000	494,154
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.750% 1/15/29 (g)	450,000	429,215
CSC Holdings LLC
4.625% 12/01/30 (g)	300,000	180,636
CVR Energy, Inc.
5.250% 2/15/25 (g)	561,000	560,047
5.750% 2/15/28 (g)	379,000	349,628
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875% 8/15/27 (g)	556,000	522,405
DISH Network Corp.
3.375% 8/15/26	300,000	159,000
Emerald Debt Merger Sub LLC
6.375% 12/15/30 EUR (e) (g)	275,000	324,245
6.625% 12/15/30 (g)	417,000	425,911
EnLink Midstream Partners LP
5.600% 4/01/44	206,000	179,287
EQM Midstream Partners LP
4.500% 1/15/29 (g)	170,000	160,603
4.750% 1/15/31 (g)	354,000	329,450
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (b) (c) (i)	514,000	—
Frontier Communications Holdings LLC
6.000% 1/15/30 (g)	500,000	426,572
Garden Spinco Corp.
8.625% 7/20/30 (g)	413,000	441,140
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 1/15/27	500,000	508,288
8.250% 1/15/29	111,000	114,224
Getty Images, Inc.
9.750% 3/01/27 (g)	650,000	653,791

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (g)	$218,000	$199,077
GoTo Group, Inc., (Acquired 9/21/23, Cost $106,976),
5.500% 9/01/27 (d) (g)	175,000	84,646
Graham Packaging Co., Inc.
7.125% 8/15/28 (g)	407,000	366,300
Herbalife Ltd., Convertible,
4.250% 6/15/28 (g)	97,000	111,356
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (g)	744,000	734,889
Hughes Satellite Systems Corp.
6.625% 8/01/26	150,000	118,251
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.750% 12/01/31	150,000	129,247
5.500% 1/15/30	586,000	575,907
Life Time, Inc.
8.000% 4/15/26 (g) (j)	450,000	454,092
LifePoint Health, Inc.
9.875% 8/15/30 (g)	515,000	520,454
11.000% 10/15/30 (g)	301,000	316,999
Live Nation Entertainment, Inc.
4.750% 10/15/27 (g)	250,000	239,709
LPL Holdings, Inc.
6.750% 11/17/28	93,000	99,140
MasTec, Inc.
4.500% 8/15/28 (g)	554,000	520,240
Mauser Packaging Solutions Holding Co.
9.250% 4/15/27 (g)	611,000	599,730
Michaels Cos., Inc.
5.250% 5/01/28 (g) (j)	350,000	276,705
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (g)	165,900	166,371
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.500% 2/01/26 (g)	450,000	454,504
Nordstrom, Inc.
5.000% 1/15/44	379,000	269,356
Novelis Corp.
3.875% 8/15/31 (g)	700,000	616,864
Occidental Petroleum Corp.
6.125% 1/01/31	452,000	469,261
6.375% 9/01/28	407,000	427,686
OI European Group BV
6.250% 5/15/28 EUR (e) (g)	130,000	150,115
Olympus Water US Holding Corp.
4.250% 10/01/28 (g)	210,000	188,957
7.125% 10/01/27 (g)	285,000	285,319
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.375% 10/15/28 (g)	204,000	190,719
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (g)	610,000	311,100
Pentair Finance SARL
5.900% 7/15/32	750,000	778,658
Permian Resources Operating LLC
7.000% 1/15/32 (g)	124,000	127,927
PetSmart, Inc./PetSmart Finance Corp.
7.750% 2/15/29 (g)	500,000	486,409
Pike Corp.
5.500% 9/01/28 (g)	655,000	624,019

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PRA Group, Inc.
7.375% 9/01/25 (g)	$250,000	$248,086
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250% 1/15/28 (g)	500,000	497,084
PROG Holdings, Inc.
6.000% 11/15/29 (g)	317,000	292,125
Regal Rexnord Corp.
6.050% 4/15/28 (g)	500,000	506,138
Royal Caribbean Cruises Ltd.
5.500% 4/01/28 (g)	500,000	493,629
Sonic Automotive, Inc.
4.625% 11/15/29 (g)	573,000	521,437
4.875% 11/15/31 (g) (j)	289,000	257,601
T-Mobile USA, Inc.
3.375% 4/15/29	750,000	696,827
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	251,000	243,824
TransDigm, Inc.
6.750% 8/15/28 (g)	258,000	263,955
Trident TPI Holdings, Inc.
12.750% 12/31/28 (g)	318,000	340,260
UGI International LLC
2.500% 12/01/29 EUR (e) (g)	350,000	327,502
Upbound Group, Inc.
6.375% 2/15/29 (g)	800,000	750,808
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (g)	438,000	361,600
Vibrantz Technologies, Inc.
9.000% 2/15/30 (g) (j)	150,000	118,938
		26,859,838

TOTAL CORPORATE DEBT (Cost $55,217,523)		52,227,919

	Number of Shares
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
Cayman Islands — 6.3%
Ares XLVIII CLO Ltd., Series 2018-48A, Class E, 3 mo. USD Term SOFR + 5.462%
10.877% FRN 7/20/30 (g)	800,000	729,717
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD Term SOFR + 6.872%
12.284% FRN 7/23/34 (g)	1,000,000	914,974
CIFC Funding Ltd., Series 2017-5A, Class D, 3 mo. USD Term SOFR + 6.362%
11.764% FRN 11/16/30 (g)	500,000	483,609
Galaxy XXIV CLO Ltd., Series 2017-24A, Class E, 3 mo. USD Term SOFR + 5.762%
11.156% FRN 1/15/31 (g)	700,000	665,107
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB,
0.000% VRN4/19/30 (g) (k)	500,000	123,927
Madison Park Funding XXVII Ltd., Series 2018-27A, Class D, 3 mo. USD Term SOFR + 5.262%
10.677% FRN 4/20/30 (g)	500,000	466,941
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class F, 3 mo. USD Term SOFR + 7.862%
13.256% FRN 7/15/30 (g)	500,000	471,203

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Magnetite VII Ltd., Series 2012-7A, Class SUB,
0.000% VRN1/15/28 (g) (k)	2,000,000	$478,436
Oak Hill Credit Partners X Ltd., Series 2014-10RA, Class SUB,
0.000% VRN7/20/26 (g) (k)	1,400,000	616,568
THL Credit Wind River CLO Ltd., Series 2018-2A, Class E, 3 mo. USD Term SOFR + 6.012%
11.406% FRN 7/15/30 (g)	1,450,000	1,329,417
Wellfleet CLO Ltd.
Series 2018-1A, Class E, 3 mo. USD Term SOFR + 5.762% 11.164% FRN 7/17/31 (g)	1,000,000	830,341
Series 2017-3A, Class D, 3 mo. USD Term SOFR + 5.812% 11.214% FRN 1/17/31 (g)	1,000,000	762,061
		7,872,301
Ireland — 2.1%
Bain Capital Euro CLO DAC, Series 2021-2A, Class E, 3 mo. EUR EURIBOR + 6.220%
10.205% FRN 7/17/34 EUR (e) (g)	800,000	804,914
BlackRock European CLO VII DAC, Series 7X, Class E, 3 mo. EUR EURIBOR + 5.170%
9.135% FRN 10/15/31 EUR (e) (g)	725,000	707,811
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EUR EURIBOR + 6.160%
10.162% FRN 7/21/34 EUR (e) (g)	1,000,000	1,048,040
		2,560,765

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,670,379)		10,433,066

TOTAL BONDS & NOTES (Cost $122,690,932)		114,511,036

WARRANTS — 0.0%
United Kingdom — 0.0%
Travelex Ltd. (a)	837	42,675
France — 0.0%
Technicolor Creative Studios SA (a) (b) (c)	1,173	—

TOTAL WARRANTS (Cost $2,011)		42,675

TOTAL LONG-TERM INVESTMENTS (Cost $123,417,002)		115,174,606

SHORT-TERM INVESTMENTS — 8.0%
Investment of Cash Collateral from Securities Loaned — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio (l)	2,319,760	2,319,760

	Principal Amount
Repurchase Agreement — 6.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (m)	$7,616,118	7,616,118

TOTAL SHORT-TERM INVESTMENTS (Cost $9,935,878)		9,935,878

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.6% (Cost $133,352,880) (n)	$125,110,484

Other Assets/(Liabilities) — (0.6)%	(697,077)

NET ASSETS — 100.0%	$124,413,407

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2023, these securities amounted to a value of $528,563 or 0.42% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $954,166 or 0.77% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2023 where the rate will be determined at time of settlement.
(g)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $56,817,211 or 45.67% of net assets.
(h)	Security is perpetual and has no stated maturity date.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2023, these securities amounted to a value of $20,957 or 0.02% of net assets.
(j)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $2,272,830 or 1.83% of net assets. (Note 2).
(k)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2023.
(l)	Represents investment of security lending cash collateral. (Note 2).
(m)	Maturity value of $7,617,471. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $7,768,442.
(n)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1/22/24	USD	3,376,830	GBP	2,642,821	$7,810
Canadian Imperial Bank of Commerce	1/22/24	USD	32,142,618	EUR	29,164,508	(77,409)
Goldman Sachs International	1/22/24	USD	99,851	CAD	133,770	(1,133)
						$(70,732)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 93.0%

CORPORATE DEBT — 33.2%
Azerbaijan — 1.3%
Southern Gas Corridor CJSC
6.875% 3/24/26 (a)	$600,000	$609,000
Brazil — 3.9%
Acu Petroleo Luxembourg SARL
7.500% 7/13/35 (a)	531,056	503,730
Braskem Netherlands Finance BV
7.250% 2/13/33 (a)	222,000	186,942
BRF SA
5.750% 9/21/50 (a)	500,000	373,511
Embraer Netherlands Finance BV
7.000% 7/28/30 (a)	250,000	262,249
Minerva Luxembourg SA
8.875% 9/13/33 (a)	429,000	453,579
		1,780,011
China — 1.0%
Prosus NV
3.832% 2/08/51 (a)	706,000	443,417
Georgia — 2.2%
Silknet JSC
8.375% 1/31/27 (a)	597,000	594,015
TBC Bank JSC 5 yr. USD ICE Swap + 8.995%
10.775% VRN (a) (b)	445,000	440,550
		1,034,565
Ghana — 1.8%
Tullow Oil PLC
7.000% 3/01/25 (a)	540,000	499,485
10.250% 5/15/26 (a)	381,000	339,947
		839,432
India — 4.6%
Adani Electricity Mumbai Ltd.
3.949% 2/12/30 (a)	250,000	204,674
Future Retail Ltd.
5.600% 1/22/25 (a) (c)	794,000	1,985
India Cleantech Energy
4.700% 8/10/26 (a)	728,416	661,038
JSW Steel Ltd.
5.050% 4/05/32 (a)	375,000	322,734
UPL Corp. Ltd. 5 yr. CMT + 3.865%
5.250% VRN (a) (b)	1,250,000	941,437
		2,131,868
Indonesia — 2.4%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.750% 5/15/25 (a)	500,000	493,750
Medco Maple Tree Pte. Ltd.
8.960% 4/27/29 (a)	600,000	608,392
		1,102,142
Mexico — 5.1%
Banco Mercantil del Norte SA 10 yr. CMT + 5.034%
6.625% VRN (a) (b)	984,000	836,892
Cemex SAB de CV 5 yr. CMT + 5.157%
9.125% VRN (a) (b)	209,000	222,585
Infraestructura Energetica Nova SAPI de CV
4.750% 1/15/51 (a)	312,000	244,969
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (a)	500,000	457,220
Tierra Mojada Luxembourg II SARL
5.750% 12/01/40 (a)	633,269	571,387
		2,333,053
Morocco — 1.5%
OCP SA
5.125% 6/23/51 (a)	912,000	689,798
Paraguay — 1.0%
Rutas 2 & 7 Finance Ltd.
0.000% 9/30/36 (a)	736,667	487,342

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Russia — 0.2%
Sovcombank Via SovCom Capital DAC
5 year CMT + 6.380% 7.750% VRN (a) (b) (c)	$1,450,000	$40,781
5 year CMT + 6.427% 8.000% VRN 4/07/30 (a) (c)	1,165,000	58,250
		99,031
Saudi Arabia — 3.0%
Almarai Co. JSC
5.233% 7/25/33 (a)	446,000	451,039
Greensaif Pipelines Bidco SARL
6.510% 2/23/42 (a)	521,000	550,762
Saudi Arabian Oil Co.
3.500% 11/24/70 (a)	529,000	362,788
		1,364,589
South Africa — 0.8%
Anglo American Capital PLC
3.950% 9/10/50 (a)	500,000	379,694
Turkey — 0.5%
WE Soda Investments Holding PLC
9.500% 10/06/28 (a)	214,000	220,377
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC 5 yr. CMT + 3.524%
8.000% VRN (a) (b)	497,000	526,444
First Abu Dhabi Bank PJSC 5 yr. CMT + 1.700%
6.320% VRN 4/04/34 (a)	291,000	299,527
		825,971
United States — 2.1%
European Bank for Reconstruction & Development
0.000% 11/10/30 TRY (d)	203,000,000	492,824
Gabon Blue Bond Master Trust
6.097% 8/01/38 (a)	500,000	485,251
		978,075

TOTAL CORPORATE DEBT (Cost $19,128,336)		15,318,365

SOVEREIGN DEBT OBLIGATIONS — 59.8%
Albania — 1.8%
Albania Government International Bond
5.900% 6/09/28 (a)	720,000	810,741
Angola — 1.2%
Angolan Government International Bond
9.375% 5/08/48 (a)	660,000	548,117
Armenia — 1.3%
Republic of Armenia International Bond
3.600% 2/02/31 (a)	740,000	603,366
Bahamas — 1.6%
Bahamas Government International Bond
8.950% 10/15/32 (a)	540,000	506,604
9.000% 6/16/29 (a)	230,000	222,525
		729,129
Brazil — 1.0%
Brazilian Government International Bond
4.750% 1/14/50	200,000	153,774
5.625% 2/21/47	370,000	324,580
		478,354
Chile — 2.1%
Bonos de la Tesoreria de la Republica
3.400% 10/01/39 (a)	257,525,520	324,461
Bonos de la Tesoreria de la Republica en pesos
5.800% 10/01/34 (a)	530,000,000	632,243
		956,704
Colombia — 0.5%
Colombia Government International Bond
8.000% 11/14/35	200,000	218,563
Costa Rica — 1.2%
Costa Rica Government International Bond
6.125% 2/19/31 (a)	350,000	358,229
7.300% 11/13/54 (a)	200,000	217,000
		575,229
Czech Republic — 6.6%
Czech Republic Government International Bond
0.950% 5/15/30 CZK (a) (d)	20,000,000	754,614
1.500% 4/24/40 CZK (d)	36,650,000	1,172,964

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 8/25/28 CZK (a) (d)	$26,000,000	$1,101,438
		3,029,016
Dominican Republic — 2.0%
Dominican Republic International Bond
5.500% 2/22/29 (a)	365,000	356,331
6.000% 2/22/33 (a)	590,000	581,150
		937,481
Guatemala — 0.9%
Guatemala Government International Bond
4.650% 10/07/41 (a)	490,000	399,350
Hungary — 4.5%
Hungary Government International Bond
3.000% 4/25/41 HUF (d)	710,000,000	1,358,547
6.250% 9/22/32 (a)	480,000	511,817
Magyar Export-Import Bank Zrt
6.125% 12/04/27 (a)	200,000	203,334
		2,073,698
Ivory Coast — 2.7%
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	1,017,666	959,679
5.875% 10/17/31 EUR (a) (d)	300,000	296,146
		1,255,825
Jamaica — 0.5%
Jamaica Government International Bond
7.875% 7/28/45	200,000	243,000
Kenya — 0.6%
Republic of Kenya Government International Bond
8.000% 5/22/32 (a)	290,000	261,899
Mexico — 5.5%
Mexican Bonos
5.750% 3/05/26 MXN (d)	5,210,000	283,376
7.750% 5/29/31 MXN (d)	13,400,000	735,710
8.000% 11/07/47 MXN (d)	20,000,000	1,052,388
Mexico Government International Bond
6.338% 5/04/53	270,000	274,865
6.350% 2/09/35	200,000	209,518
		2,555,857
Morocco — 1.7%
Morocco Government International Bond
5.500% 12/11/42 (a)	570,000	517,275
6.500% 9/08/33 (a)	230,000	242,434
		759,709
Oman — 1.9%
Oman Government International Bond
6.250% 1/25/31 (a)	350,000	367,972
6.750% 1/17/48 (a)	200,000	209,040
7.375% 10/28/32 (a)	270,000	306,072
		883,084
Paraguay — 1.6%
Paraguay Government International Bond
5.400% 3/30/50 (a)	330,000	293,040
5.600% 3/13/48 (a)	245,000	223,153
6.100% 8/11/44 (a)	245,000	240,345
		756,538
Peru — 2.3%
Peru Government International Bond
6.850% 2/12/42	3,909,000	1,060,944
Philippines — 0.5%
Philippines Government International Bond
5.500% 1/17/48 (e)	240,000	251,238
Poland — 1.0%
Bank Gospodarstwa Krajowego
5.375% 5/22/33 (a)	200,000	202,622
6.250% 10/31/28 (a)	251,000	264,755
		467,377
Republic of Korea — 1.3%
Korea Treasury Bond
2.375% 12/10/28 KRW (d)	163,000,000	121,792
3.250% 3/10/53 KRW (d)	600,000,000	484,413
		606,205

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Romania — 2.1%
Romania Government International Bond
4.625% 4/03/49 EUR (a) (d)	$600,000	$554,735
6.625% 9/27/29 EUR (a) (d)	340,000	400,645
		955,380
Serbia — 3.2%
Serbia International Bond
2.050% 9/23/36 (a)	1,899,000	1,455,825
South Africa — 4.0%
Republic of South Africa Government International Bond
8.750% 1/31/44 ZAR (d)	20,850,000	845,170
10.500% 12/21/26 ZAR (d)	17,690,000	1,011,741
		1,856,911
Sri Lanka — 2.6%
Sri Lanka Government International Bond
6.200% 5/11/27 (a) (c)	200,000	100,310
6.750% 4/18/28 (a) (c)	200,000	99,862
6.825% 7/18/26 (a) (c)	400,000	203,259
6.850% 11/03/25 (a) (c)	610,000	311,099
7.550% 3/28/30 (a) (c)	200,000	99,724
7.850% 3/14/29 (a) (c)	750,000	374,121
		1,188,375
Tajikistan — 1.9%
Republic of Tajikistan International Bond
7.125% 9/14/27 (a)	1,015,000	876,960
Turkey — 1.0%
Turkey Government International Bond
9.375% 1/19/33	400,000	451,640
Uruguay — 0.7%
Uruguay Government International Bond
5.750% 10/28/34	300,000	324,149

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $27,807,171)		27,570,664

TOTAL BONDS & NOTES (Cost $46,935,507)		42,889,029

TOTAL PURCHASED OPTIONS(#) — 0.2% (Cost $40,935)		84,361

TOTAL LONG-TERM INVESTMENTS (Cost $46,976,442)		42,973,390

	Number of Shares
SHORT-TERM INVESTMENTS — 2.5%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	262,800	262,800

	Principal Amount
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (g)	$883,836	883,836

TOTAL SHORT-TERM INVESTMENTS (Cost $1,146,636)		1,146,636

TOTAL INVESTMENTS — 95.7% (Cost $48,123,078) (h)		44,120,026

Other Assets/(Liabilities) — 4.3%		2,004,962

NET ASSETS — 100.0%		$46,124,988

Abbreviation Legend

CMT	Constant Maturity Treasury Index
ICE	Inter-Continental Exchange
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $31,817,833 or 68.98% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2023, these securities amounted to a value of $1,289,391 or 2.80% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $257,177 or 0.56% of net assets. (Note 2).
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $883,993. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $901,595.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
AUD Call USD Put	Bank of America N.A.	6/10/24	0.68	1,750,000	AUD	1,750,000	$33,495	$16,955	$16,540
AUD Call USD Put	Bank of America N.A.	6/10/24	0.69	3,498,000	AUD	3,498,000	44,339	21,176	23,163
AUD Call USD Put	Bank of America N.A.	6/10/24	0.73	1,750,000	AUD	1,750,000	6,527	2,804	3,723
							$84,361	$40,935	$43,426

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/09/24	PEN	1,456,996	USD	380,000	$13,790
Bank of America N.A.	1/16/24	USD	2,788,648	ZAR	53,661,122	(141,697)
Bank of America N.A.	2/13/24	USD	736,666	PLN	3,123,760	(56,810)
Barclays Bank PLC	2/13/24	PLN	3,029,490	USD	713,461	56,070
Barclays Bank PLC	2/13/24	EUR	127,584	USD	138,101	2,972
Barclays Bank PLC	2/20/24	USD	956,168	CNH	6,903,009	(15,717)
BNP Paribas SA	1/16/24	USD	4,383,354	CHF	3,931,289	(296,760)
BNP Paribas SA	1/23/24	THB	34,178,095	USD	947,602	55,464
BNP Paribas SA	2/06/24	BRL	5,629,548	USD	1,073,000	83,725
Citibank N.A.	1/09/24	COP	6,345,246,920	USD	1,496,411	139,017
Citibank N.A.	1/09/24	USD	1,449,514	COP	6,345,246,920	(185,914)
Citibank N.A.	2/20/24	USD	1,053,944	PHP	59,796,548	(26,170)
Citibank N.A.	2/20/24	JPY	155,082,497	USD	1,088,000	19,817
Citibank N.A.	4/09/24	CLP	412,971,900	USD	454,090	12,167
Citibank N.A.	4/09/24	USD	524,530	CLP	488,689,108	(27,214)
Goldman Sachs International	1/16/24	ILS	2,980,767	USD	758,729	64,725
Goldman Sachs International	1/16/24	RON	4,470,475	USD	952,308	39,677
Goldman Sachs International	1/16/24	USD	588,658	ILS	2,338,737	(57,432)
Goldman Sachs International	2/13/24	HUF	411,503,199	USD	1,113,848	66,011
Goldman Sachs International	2/13/24	USD	417,844	TRY	13,034,630	(7,787)
Goldman Sachs International	2/13/24	PLN	277,098	USD	69,000	1,387
Goldman Sachs International	2/13/24	TRY	13,367,984	USD	472,000	(35,484)
Goldman Sachs International	2/20/24	USD	2,690,057	SGD	3,619,444	(58,515)
Goldman Sachs International	2/20/24	JPY	155,568,332	USD	1,088,000	23,288
Goldman Sachs International	4/09/24	USD	2,347,000	MXN	42,192,106	(98,743)
HSBC Bank PLC	1/16/24	ILS	9,188,083	USD	2,400,293	137,967
HSBC Bank PLC	2/13/24	EUR	167,436	USD	181,887	3,252
HSBC Bank PLC	2/13/24	USD	213,588	CHF	190,533	(13,894)
HSBC Bank PLC	2/13/24	USD	3,679,548	CZK	85,200,858	(125,469)
HSBC Bank PLC	2/20/24	THB	53,448,528	USD	1,517,066	55,401
HSBC Bank PLC	2/20/24	KRW	2,617,123,520	USD	2,011,410	15,197
HSBC Bank PLC	4/09/24	MXN	1,813,575	USD	101,433	3,694
JP Morgan Chase Bank N.A.	4/09/24	BRL	6,129,967	USD	1,183,163	67,512
Morgan Stanley & Co. LLC	1/23/24	JPY	349,247,500	USD	2,369,422	114,519
Morgan Stanley & Co. LLC	2/06/24	BRL	4,666,536	USD	940,000	18,851
Morgan Stanley & Co. LLC	2/13/24	USD	2,854,968	EUR	2,662,450	(88,978)
Morgan Stanley & Co. LLC	2/20/24	MYR	9,122,307	USD	1,981,387	14,986
Morgan Stanley & Co. LLC	4/09/24	MXN	45,484,190	USD	2,514,662	121,912
						$(105,183)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Short
U.S. Treasury Note 10 Year	3/19/24	89	$(9,681,294)	$(365,972)
U.S. Treasury Ultra Bond	3/19/24	1	(121,013)	(12,581)
				$(378,553)

OTC Credit Default Swaps-Sell Protection†
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Malaysia Sovereign	1.000%	Quarterly	Bank of America N.A.	A-*	12/20/28	USD	1,000,000	$26,553	$22,487	$4,066
Republic of Indonesia	1.000%	Quarterly	Bank of America N.A.	BBB*	12/20/28	USD	1,280,000	17,592	6,832	10,760
Republic of Chile	1.000%	Quarterly	BNP Paribas SA	A*	12/20/28	USD	1,300,000	29,365	17,941	11,424
Republic of Philippines	1.000%	Quarterly	Goldman Sachs International	BBB+*	12/20/28	USD	1,000,000	16,996	9,934	7,062
Republic of Peru	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB+*	12/20/28	USD	1,300,000	18,146	11,137	7,009
United Mexican States	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/28	USD	1,345,000	8,006	(9,213)	17,219
								$116,658	$59,118	$57,540

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	11.215%	Maturity	1/02/29	BRL	7,351,584	$66,534	$—	$66,534
BRL CDI	Maturity	11.280%	Maturity	1/02/29	BRL	2,672,803	26,747	—	26,747
BRL CDI	Maturity	13.165%	Maturity	1/02/29	BRL	2,539,758	97,800	—	97,800
BRL CDI	Maturity	13.020%	Maturity	1/02/29	BRL	2,607,099	94,581	—	94,581
6-Month BUBOR	Semi-Annually	8.760%	Annually	10/27/25	HUF	917,000,000	76,930	—	76,930
7.675%	Annually	6-Month BUBOR	Semi-Annually	10/27/33	HUF	236,000,000	(90,958)	—	(90,958)
3-Month TELBOR	Quarterly	3.685%	Annually	6/19/33	ILS	11,390,000	688	—	688
KRW CDI	Quarterly	3.535%	Quarterly	12/11/25	KRW	3,070,000,000	12,494	—	12,494
3.415%	Quarterly	KRW CDI	Quarterly	12/11/33	KRW	678,000,000	(19,805)	—	(19,805)
							$265,011	$—	$265,011

OTC Currency Swaps
Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional		Frequency	Counterparty	Termination Date	Value	Upfront Premium (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fixed 5.875%	EUR	300,000	Annually	Fixed 8.460%	USD	330,000	Semi- Annually	Citibank N.A.	10/17/31	$19,817	$(270)	$20,087

*	Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 95.7%
Brazil — 1.7%
Localiza Rent a Car SA	9,774	$127,444
Rumo SA	10,500	49,522
		176,966
China — 27.7%
Alibaba Group Holding Ltd.	38,488	371,958
Baidu, Inc. Class A (a)	7,400	109,974
China Construction Bank Corp. Class H	262,000	156,747
China Longyuan Power Group Corp. Ltd. Class H	110,000	83,314
China Resources Land Ltd.	36,000	129,883
ENN Natural Gas Co. Ltd. Class A	41,900	99,312
JD.com, Inc. Class A	8,562	123,409
Li Auto, Inc. ADR (a)	3,667	137,256
Li Ning Co. Ltd.	19,500	52,615
Luxshare Precision Industry Co. Ltd. Class A	21,900	106,090
Meituan Class B (a) (b)	9,250	97,495
NARI Technology Co. Ltd. Class A	36,108	113,898
Ping An Bank Co. Ltd. Class A	87,800	116,111
Ping An Insurance Group Co. of China Ltd. Class H	35,000	158,321
Tencent Holdings Ltd.	14,500	547,821
Topsports International Holdings Ltd. (b)	178,000	138,449
Warom Technology, Inc. Co. Class A	29,000	81,579
WuXi AppTec Co. Ltd. Class H (b)	10,600	108,383
Yum China Holdings, Inc.	1,800	76,374
		2,808,989
Greece — 0.8%
Alpha Services & Holdings SA (a)	45,664	77,471
Hong Kong — 2.0%
AIA Group Ltd.	15,000	130,281
Hong Kong Exchanges & Clearing Ltd.	2,000	68,430
		198,711
India — 12.5%
Axis Bank Ltd. GDR (b)	4,245	279,746
HDFC Bank Ltd. ADR	5,780	387,896
Infosys Ltd. ADR	7,780	142,996
Larsen & Toubro Ltd. GDR (b)	1,982	84,433
Reliance Industries Ltd. GDR (b)	6,072	379,500
		1,274,571

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Indonesia — 3.2%
Bank Negara Indonesia Persero Tbk. PT	442,000	$154,035
Telkom Indonesia Persero Tbk. PT	654,500	167,991
		322,026
Mexico — 2.0%
Gentera SAB de CV	21,400	29,830
Grupo Financiero Banorte SAB de CV Class O	17,227	173,578
		203,408
Poland — 1.1%
Allegro.eu SA (a) (b)	6,780	57,461
KGHM Polska Miedz SA (Acquired 12/13/23, Cost $49,900) (c)	1,699	52,961
		110,422
Republic of Korea — 16.6%
Cheil Worldwide, Inc.	6,345	93,576
Hana Financial Group, Inc.	8,102	272,385
Hyundai Motor Co.	1,450	228,485
LG Chem Ltd.	511	196,825
Samsung Electronics Co. Ltd.	14,738	896,364
		1,687,635
Saudi Arabia — 3.2%
Al Rajhi Bank	8,885	206,007
Saudi Tadawul Group Holding Co.	2,391	116,995
		323,002
South Africa — 2.2%
FirstRand Ltd.	34,594	138,865
Mr Price Group Ltd.	9,348	80,190
		219,055
Taiwan — 17.5%
CTBC Financial Holding Co. Ltd.	153,000	141,112
Hon Hai Precision Industry Co. Ltd.	58,000	197,276
MediaTek, Inc.	8,000	263,485
Powertech Technology, Inc.	33,000	151,367
Taiwan Semiconductor Manufacturing Co. Ltd.	53,000	1,020,011
		1,773,251
Thailand — 1.4%
CP ALL PCL NVDR	89,200	146,095
United Arab Emirates — 1.3%
Emaar Properties PJSC	59,959	129,240
United Kingdom — 0.9%
Anglogold Ashanti PLC	5,072	94,796
United States — 1.6%
Samsonite International SA (a) (b)	50,700	166,851

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $9,422,612)		$9,712,489

PREFERRED STOCK — 2.3%
Brazil — 2.3%
Banco Bradesco SA 9.929%
	37,200	129,531
Gerdau SA 13.670%
	20,895	101,131
		230,662

TOTAL PREFERRED STOCK (Cost $226,866)		230,662

TOTAL EQUITIES (Cost $9,649,478)		9,943,151

RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA (a)	35	144

TOTAL RIGHTS (Cost $0)		144

TOTAL LONG-TERM INVESTMENTS (Cost $9,649,478)		9,943,295

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (d)	$188,113	188,113

TOTAL SHORT-TERM INVESTMENTS (Cost $188,113)		188,113

TOTAL INVESTMENTS — 99.8% (Cost $9,837,591) (e)		10,131,408

Other Assets/(Liabilities) — 0.2%		20,022

NET ASSETS — 100.0%		$10,151,430

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $1,312,318 or 12.93% of net assets.
(c)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $52,961 or 0.52% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Maturity value of $188,146. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $191,945.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Advantage Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Global Floating Rate Fund ("Global Floating Rate Fund")

MassMutual Global Credit Income Opportunities Fund ("Global Credit Income Opportunities Fund")

MassMutual Emerging Markets Debt Blended Total Return Fund ("Emerging Markets Debt Blended Total Return Fund")

MassMutual Global Emerging Markets Equity Fund ("Global Emerging Markets Equity Fund")

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE's scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC ("MML Advisers") will determine the fair value of a Fund's securities in accordance with MML Advisers' fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund's net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund's assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds' "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund's assets will be subject to fair valuation in accordance with MML Advisers' fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company's capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of December 31, 2023, for the Funds' investments:

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Floating Rate Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$524,095	$616,854 *	$657,599		$1,798,548
Bank Loans	—	141,044,330	655,469		141,699,799
Corporate Debt	—	8,631,131	—		8,631,131
Warrants	—	14,531	—	+	14,531
Short-Term Investments	10,891	6,021,405	—		6,032,296
Total Investments	$534,986	$156,328,251	$1,313,068		$158,176,305

Liability Investments
Unfunded Bank Loan Commitments**	$—	$(719)	$—		$(719)

Asset Derivatives
Forward Contracts	$—	$17,092	$—		$17,092

Liability Derivatives
Forward Contracts	$—	$(113,967)	$—		$(113,967)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Credit Income Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
France	$—	$20,163	$—		$20,163
Germany	—	—	—	+	—
Spain	—	—	—	+	—
United Kingdom	182,704	—	130,615		313,319
United States	—	287,413	—		287,413
Bank Loans	—	51,452,103	397,948		51,850,051
Corporate Debt	—	52,227,919	—	+	52,227,919
Non-U.S. Government Agency Obligations	—	10,433,066	—		10,433,066
Warrants	—	42,675	—		42,675
Short-Term Investments	2,319,760	7,616,118	—		9,935,878
Total Investments	$2,502,464	$122,079,457	$528,563		$125,110,484

Liability Investments
Unfunded Bank Loan Commitments**	$—	$—	$(546)		$(546)

Asset Derivatives
Forward Contracts	$—	$7,810	$—		$7,810

Liability Derivatives
Forward Contracts	$—	$(78,542)	$—		$(78,542)

Notes to Portfolio of Investments (Unaudited) (Continued)

Emerging Markets Debt Blended Total Return Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$15,318,365	$—	$15,318,365
Sovereign Debt Obligations	—	27,570,664	—	27,570,664
Purchased Options	—	84,361	—	84,361
Short-Term Investments	262,800	883,836	—	1,146,636
Total Investments	$262,800	$43,857,226	$—	$44,120,026

Asset Derivatives
Forward Contracts	$—	$1,131,401	$—	$1,131,401
Swap Agreements	—	512,249	—	512,249
Total	$—	$1,643,650	$—	$1,643,650

Liability Derivatives
Forward Contracts	$—	$(1,236,584)	$—	$(1,236,584)
Futures Contracts	(378,553)	—	—	(378,553)
Swap Agreements	—	(110,763)	—	(110,763)
Total	$(378,553)	$(1,347,347)	$—	$(1,725,900)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Emerging Markets Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Brazil	$—	$176,966	$—	$176,966
China	213,630	2,595,359	—	2,808,989
Greece	—	77,471	—	77,471
Hong Kong	—	198,711	—	198,711
India	1,274,571	—	—	1,274,571
Indonesia	—	322,026	—	322,026
Mexico	203,408	—	—	203,408
Poland	—	110,422	—	110,422
Republic of Korea	—	1,687,635	—	1,687,635
Saudi Arabia	—	323,002	—	323,002
South Africa	—	219,055	—	219,055
Taiwan	—	1,773,251	—	1,773,251
Thailand	—	146,095	—	146,095
United Arab Emirates	—	129,240	—	129,240
United Kingdom	94,796	—	—	94,796
United States	—	166,851	—	166,851
Preferred Stock*
Brazil	—	230,662	—	230,662
Rights	144	—	—	144
Short-Term Investments	—	188,113	—	188,113
Total Investments	$1,786,549	$8,344,859	$—	$10,131,408

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of December 31, 2023.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds' securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2023, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities and each of the Emerging Markets Debt Blended Total Return Fund and Global Emerging Markets Equity Fund invests substantially all of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At December 31, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Floating Rate Fund	$168,430,250	$2,006,191	$(12,260,136)	$(10,253,945)
Global Credit Income Opportunities Fund	133,352,880	2,983,882	(11,226,278)	(8,242,396)
Emerging Markets Debt Blended Total Return Fund	48,123,078	2,266,547	(6,269,599)	(4,003,052)
Global Emerging Markets Equity Fund	9,837,591	1,986,633	(1,692,816)	293,817

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date and is not expected to have a material impact on the financial statements.

In December 2022, FASB issued Accounting Standards Update 2022-06, "Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848" ("ASU 2022-06"). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

5. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund's investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.